Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Derivative instruments	$ 8,647	$ 21,757
Taxation loss carryforwards and disallowed finance costs	48,440	52,804
Vessels and equipment	3,602	3,190
Capitalized interest	(2,261)	(2,342)
Gross deferred tax assets	58,428	75,409
Valuation allowance	(58,428)	(73,054)
Net deferred tax assets		$ 2,355